Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other long-term liabilities
Schedule of other long-term liabilities

		As at December 31,
	Notes	2024	2025	2025
		RMB	RMB	US$
Accrued unrecognized tax benefits & surcharge	i)	44,504	51,696	7,392
Convertible Note	ii)	20,000	20,000	2,860
Others		3,323	4,134	591
		67,827	75,830	10,843
i)	The amounts of unrecognized tax benefit are based on the recognition and measurement criteria of ASC Topic 740. The balance is presented as non-current liabilitiy in the consolidated financial statements as at December 31, 2025 due to the fact that the Group does not anticipate payments of cash within one year. The Group recorded accrued unrecognized tax benefits & surcharge amounting to RMB44,504 and RMB51,696 (US$7,392) (note 27) as of December 31, 2024 and 2025, respectively.
ii)	Convertible Note

In December 2021, Healthingkon, a subsidiary of the Company, issued RMB20.0 million convertible note (“2021 Convertible Note”) to a single investor. Healthingkon received proceeds of RMB20.0 million on December 7, 2021 with no issuance costs. The Convertible Note bear interest of 4.75% per annum and have terms of 5 years upon the receipt of the principal. As of December 31, 2024 and 2025, 2021 Convertible Note has not been paid or converted into ordinary shares of Healthingkon.